Note 3 - Loans and Allowance for Loan Losses (Details) - Loans Individually Evaluated for Impairment (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Note 3 - Loans and Allowance for Loan Losses (Details) - Loans Individually Evaluated for Impairment [Line Items]
Impaired Financing Receive with an Allowance Recorded - Allowance for Loan Losses allocated	$ 3,412	$ 2,625	$ 2,107
Total - Unpaid Principal Balance	21,949	16,255	19,277
Total - Recorded Investment	20,169	14,696	17,401
Total - Allowance for Loan Losses allocated	3,412	2,625	2,107
Total - Average Impaired Loans	17,029	13,693	11,717
Total - Interest Income Recognized	954	784	864
Total - Cash Basis Interest Recognized	954	784	864
Residential Real Estate Loans [Member]
Note 3 - Loans and Allowance for Loan Losses (Details) - Loans Individually Evaluated for Impairment [Line Items]
Impaired Financing Receive with an Allowance Recorded - Unpaid Principal Balance		253
Impaired Financing Receive with an Allowance Recorded - Recorded Investment		253
Impaired Financing Receive with an Allowance Recorded - Allowance for Loan Losses allocated		93
Impaired Financing Receive with an Allowance Recorded - Average Impaired Loans		101
Impaired Financing Receive with an Allowance Recorded - Interest Income Recognized	6	12
Impaired Financing Receive with an Allowance Recorded - Cash Basis Interest Recognized	6	12
Impaired Financing Receive with no Allowance Recorded - Unpaid Principal Balance	1,415	766	619
Impaired Financing Receive with no Allowance Recorded - Recorded Investment	1,415	766	407
Impaired Financing Receive with no Allowance Recorded - Average Impaired Loans	882	539	493
Impaired Financing Receive with no Allowance Recorded - Interest Income Recognized	58	47
Impaired Financing Receive with no Allowance Recorded - Cash Basis Interest Recognized	58	47
Total - Allowance for Loan Losses allocated		93
Commercial Real Estate Owner Occupied [Member]
Note 3 - Loans and Allowance for Loan Losses (Details) - Loans Individually Evaluated for Impairment [Line Items]
Impaired Financing Receive with an Allowance Recorded - Unpaid Principal Balance	1,177	290
Impaired Financing Receive with an Allowance Recorded - Recorded Investment	1,177	290
Impaired Financing Receive with an Allowance Recorded - Allowance for Loan Losses allocated	414	157
Impaired Financing Receive with an Allowance Recorded - Average Impaired Loans	471	116
Impaired Financing Receive with an Allowance Recorded - Interest Income Recognized	32
Impaired Financing Receive with an Allowance Recorded - Cash Basis Interest Recognized	32
Impaired Financing Receive with no Allowance Recorded - Unpaid Principal Balance	3,125	2,188	6,198
Impaired Financing Receive with no Allowance Recorded - Recorded Investment	2,578	1,641	6,198
Impaired Financing Receive with no Allowance Recorded - Average Impaired Loans	2,135	1,469	4,998
Impaired Financing Receive with no Allowance Recorded - Interest Income Recognized	113	73	354
Impaired Financing Receive with no Allowance Recorded - Cash Basis Interest Recognized	113	73	354
Total - Allowance for Loan Losses allocated	414	157
Commercial Real Estate Nonowner Occupied [Member]
Note 3 - Loans and Allowance for Loan Losses (Details) - Loans Individually Evaluated for Impairment [Line Items]
Impaired Financing Receive with an Allowance Recorded - Unpaid Principal Balance	7,656	3,776	2,399
Impaired Financing Receive with an Allowance Recorded - Recorded Investment	7,656	3,776	2,399
Impaired Financing Receive with an Allowance Recorded - Allowance for Loan Losses allocated	2,092	1,504	2,107
Impaired Financing Receive with an Allowance Recorded - Average Impaired Loans	8,303	3,846	1,552
Impaired Financing Receive with an Allowance Recorded - Interest Income Recognized	398	187	61
Impaired Financing Receive with an Allowance Recorded - Cash Basis Interest Recognized	398	187	61
Impaired Financing Receive with no Allowance Recorded - Unpaid Principal Balance	1,298	6,106	9,841
Impaired Financing Receive with no Allowance Recorded - Recorded Investment	300	5,094	8,177
Impaired Financing Receive with no Allowance Recorded - Average Impaired Loans	300	5,699	4,498
Impaired Financing Receive with no Allowance Recorded - Interest Income Recognized	50	311	440
Impaired Financing Receive with no Allowance Recorded - Cash Basis Interest Recognized	50	311	440
Total - Allowance for Loan Losses allocated	2,092	1,504	2,107
Commercial and Industrial [Member]
Note 3 - Loans and Allowance for Loan Losses (Details) - Loans Individually Evaluated for Impairment [Line Items]
Impaired Financing Receive with an Allowance Recorded - Unpaid Principal Balance	2,356	2,658
Impaired Financing Receive with an Allowance Recorded - Recorded Investment	2,356	2,658
Impaired Financing Receive with an Allowance Recorded - Allowance for Loan Losses allocated	900	864
Impaired Financing Receive with an Allowance Recorded - Average Impaired Loans	2,441	1,836
Impaired Financing Receive with an Allowance Recorded - Interest Income Recognized	110	142
Impaired Financing Receive with an Allowance Recorded - Cash Basis Interest Recognized	110	142
Impaired Financing Receive with no Allowance Recorded - Unpaid Principal Balance	4,703
Impaired Financing Receive with no Allowance Recorded - Recorded Investment	4,468
Impaired Financing Receive with no Allowance Recorded - Average Impaired Loans	2,278
Impaired Financing Receive with no Allowance Recorded - Interest Income Recognized	180
Impaired Financing Receive with no Allowance Recorded - Cash Basis Interest Recognized	180
Total - Allowance for Loan Losses allocated	900	864
Home Equity Loans [Member]
Note 3 - Loans and Allowance for Loan Losses (Details) - Loans Individually Evaluated for Impairment [Line Items]
Impaired Financing Receive with an Allowance Recorded - Unpaid Principal Balance	219	218
Impaired Financing Receive with an Allowance Recorded - Recorded Investment	219	218
Impaired Financing Receive with an Allowance Recorded - Allowance for Loan Losses allocated	6	7
Impaired Financing Receive with an Allowance Recorded - Average Impaired Loans	219	87
Impaired Financing Receive with an Allowance Recorded - Interest Income Recognized	7	9
Impaired Financing Receive with an Allowance Recorded - Cash Basis Interest Recognized	7	9
Impaired Financing Receive with no Allowance Recorded - Unpaid Principal Balance			220
Impaired Financing Receive with no Allowance Recorded - Recorded Investment			220
Impaired Financing Receive with no Allowance Recorded - Average Impaired Loans			176
Impaired Financing Receive with no Allowance Recorded - Interest Income Recognized		3	9
Impaired Financing Receive with no Allowance Recorded - Cash Basis Interest Recognized		3	9
Total - Allowance for Loan Losses allocated	$ 6	$ 7